Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations	The following table presents the financial results of the Divested Business (in millions):

	Years ended December 31
	2019	2018	2017
Revenue
Total revenue	$—	$—	$698
Expenses
Total operating expenses	2	12	656
Operating income from discontinued operations	(2)	(12)	42
Other income	—	—	10
Income (loss) from discontinued operations before income taxes	(2)	(12)	52
Income tax expense (benefit)	(1)	(4)	3
Net income (loss) from discontinued operations, excluding gain	(1)	(8)	49
Gain on sale of discontinued operations, net of tax	—	82	779
Net income (loss) from discontinued operations	$(1)	$74	$828